LOANS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2013
Receivables [Abstract]
Bank's Total Loans Receivable

The following table presents the Bank’s total loans receivable at September 30. Dollar amounts are expressed in thousands.

HELD FOR INVESTMENT	2013	2012
Mortgage loans:
Permanent loans on:
Residential properties	$365,248	331,310
Business properties	268,641	321,559
Partially guaranteed by VA or insured by FHA	7,694	3,950
Construction and development	91,451	110,718

Total mortgage loans	733,034	767,537
Commercial loans	12,226	17,570
Installment loans and lease financing to individuals	5,599	7,753

Total loans receivable held for investment	750,859	792,860
Less:
Undisbursed loan funds	(30,749)	(21,014)
Unearned discounts and fees on loans, net of deferred costs	(4,397)	(5,245)

Net loans receivable held for investment	$715,713	766,601

HELD FOR SALE	2013	2012
Mortgage loans:
Permanent loans on:
Residential properties	$69,079	163,834

Allowance for Credit Losses on Financing Receivables

The following table presents the balance in the allowance for loan losses for the years ended September 30, 2013, 2012 and 2011. Dollar amounts are expressed in thousands.

	Residential	Residential Held For Sale	Commercial Real Estate	Construction & Development	Commercial	Installment	Total

Allowance for loan losses:
Balance at October 1, 2012	$6,941	—	7,086	16,590	513	699	31,829
Provision for loan losses	3,031	—	246	(11,956)	(455)	(466)	(9,600)
Losses charged off	(2,129)	—	(1,196)	(684)	—	(149)	(4,158)
Recoveries	799	—	425	891	—	197	2,312

Balance at September 30, 2013	$8,642	—	6,561	4,841	58	281	20,383

Balance at October 1, 2011	$6,663	12	13,201	41,863	7,682	845	70,266
Provision for loan losses	5,318	(16)	7,291	1,990	(4,600)	517	10,500
Losses charged off	(5,329)	—	(15,122)	(27,966)	(2,569)	(699)	(51,685)
Recoveries	289	4	1,716	703	—	36	2,748

Balance at September 30, 2012	$6,941	—	7,086	16,590	513	699	31,829

Balance at October 1, 2010	$4,427	10	6,708	19,018	1,015	1,138	32,316
Provision for loan losses	4,076	2	8,679	29,682	6,758	197	49,394
Losses charged off	(1,840)	—	(2,186)	(7,164)	(91)	(499)	(11,780)
Recoveries	—	—	—	327	—	9	336

Balance at September 30, 2011	$6,663	12	13,201	41,863	7,682	845	70,266

Allowance for Loan Losses and Recorded Investment in Loans Based on Portfolio Segment and Impairment Method

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method at September 30, 2013. Dollar amounts are expressed in thousands.

	Residential	Residential Held For Sale	Commercial Real Estate	Construction & Development	Commercial	Installment	Total
Allowance for loan losses:
Ending balance of allowance for loan losses related to loans:
Individually evaluated for impairment	$333	—	35	4	25	—	397

Collectively evaluated for impairment	$8,309	—	6,526	4,837	33	281	19,986

Acquired with deteriorated credit quality *	$31	—	—	—	—	—	31

Loans:
Balance at September 30, 2013	$370,296	69,079	266,895	60,697	12,226	5,599	784,792

Ending balance:
Loans individually evaluated for impairment	$18,864	—	10,235	23,917	11,250	3	64,269

Loans collectively evaluated for impairment	$351,432	69,079	256,660	36,780	976	5,596	720,523

Loans acquired with Deteriorated credit quality	$4,196	—	—	—	—	—	4,196

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method at September 30, 2012. Dollar amounts are expressed in thousands.

	Residential	Residential Held For Sale	Commercial Real Estate	Construction & Development	Commercial	Installment	Total
Allowance for loan losses:
Ending balance of allowance for loan losses related to loans:
Individually evaluated for impairment	$975	—	7	42	—	—	1,024

Collectively evaluated for impairment	$5,966	—	7,079	16,548	513	699	30,805

Acquired with deteriorated credit quality	$—	—	—	—	—	—	—

Loans:
Balance at September 30, 2012	$332,320	163,834	319,272	89,689	17,567	7,753	930,435

Ending balance:
Loans individually evaluated for impairment	$18,440	—	24,895	42,267	—	69	85,671

Loans collectively evaluated for impairment	$313,880	163,834	294,377	47,422	17,567	7,684	844,764

Loans acquired with Deteriorated credit quality*	$3,245	—	—	—	—	—	3,245

*	Included in ending balance of allowance for loan losses related to loans individually evaluated for impairment at September 30, 2013 and 2012.

Loan Portfolio Based on Risk Rating

The following table presents the credit risk profile of the Company’s loan portfolio based on risk rating category as of September 30, 2013. Dollar amounts are expressed in thousands.

	Residential	Residential Held For Sale	Commercial Real Estate	Construction & Development	Commercial	Installment	Total
Rating:
Pass	$320,090	69,079	194,070	20,789	—	5,595	609,623
Pass – Watch	24,449	—	56,640	20,698	976	—	102,763
Special Mention	227	—	583	—	—	—	810
Substandard	25,397	—	15,567	19,210	11,250	4	71,428
Doubtful	133	—	35	—	—	—	168
Loss	—	—	—	—	—	—	—

Total	$370,296	69,079	266,895	60,697	12,226	5,599	784,792

The following table presents the credit risk profile of the Company’s loan portfolio based on risk rating category as of September 30, 2012. Dollar amounts are expressed in thousands.

	Residential	Residential Held For Sale	Commercial Real Estate	Construction & Development	Commercial	Installment	Total
Rating:
Pass	$283,771	163,834	256,158	14,370	1,318	7,621	727,072
Pass – Watch	11,076	—	28,439	19,054	—	—	58,569
Special Mention	4,689	—	323	—	—	—	5,012
Substandard	32,011	—	34,352	56,261	16,249	132	139,005
Doubtful	773	—	—	4	—	—	777
Loss	—	—	—	—	—	—	—

Total	$332,320	163,834	319,272	89,689	17,567	7,753	930,435

Loan Portfolio Aging Analysis

The following table presents the Company’s loan portfolio aging analysis as of September 30, 2013. Dollar amounts are expressed in thousands.

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

Residential	$1,044	1,308	7,079	9,431	360,865	370,296	—
Residential held for sale	—	—	—	—	69,079	69,079	—
Commercial real estate	4,195	334	328	4,857	262,038	266,895	—
Construction & development	—	—	774	774	59,923	60,697	—
Commercial	—	—	—	—	12,226	12,226	—
Installment	—	—	1	1	5,598	5,599	—

Total	$5,239	1,642	8,182	15,063	769,729	784,792	—

The following table presents the Company’s loan portfolio aging analysis as of September 30, 2012. Dollar amounts are expressed in thousands.

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

Residential	$1,727	1,439	16,430	19,596	312,724	332,320	5,183
Residential held for sale	—	—	—	—	163,834	163,834	—
Commercial real estate	217	714	6,082	7,013	312,259	319,272	—
Construction & development	567	633	5,487	6,687	83,002	89,689	1,931
Commercial	—	—	—	—	17,567	17,567	—
Installment	181	67	64	312	7,441	7,753	—

Total	$2,692	2,853	28,063	33,608	896,827	930,435	7,114

Company's Nonaccrual Loans

The following table presents the Company’s loans meeting the regulatory definition of nonaccrual, which includes certain loans that are current and paying as agreed. This table does not include purchased impaired loans or troubled debt restructurings that are performing. Dollar amounts are expressed in thousands.

	2013	2012
Residential	$18,073	23,147
Residential held for sale	—	—
Commercial real estate	8,354	20,952
Construction & development	5,195	30,606
Commercial	—	—
Installment	—	62

Total	$31,622	74,767

Troubled Debt Restructurings

The following table presents the recorded balance of troubled debt restructurings as of September 30. Dollar amounts are expressed in thousands.

	2013	2012
Troubled debt restructurings:
Residential	$9,381	6,156
Residential held for sale	—	—
Commercial real estate	6,079	17,384
Construction & development	23,144	39,844
Commercial	11,250	—
Installment	3	—

Total	$49,857	63,384

Performing troubled debt restructurings:
Residential	$1,626	593
Residential held for sale	—	—
Commercial real estate	1,036	3,812
Construction & development	18,722	11,521
Commercial	11,250	—
Installment	3	—

Total	$32,637	15,926

Troubled Debt Restructuring Modifications

The following table presents the number of loans and the Company’s recorded investment in TDRs modified during the fiscal year ended September 30, 2013. Dollar amounts are expressed in thousands.

	Number of Loans	Recorded Investment Prior to Modification	Recorded Investment After Modification	Increase in ALLL or Charge-offs
Residential	20	$7,716	$7,658	$19
Residential held for sale	—	—	—	—
Commercial real estate	3	1,471	1,338	133
Construction & development	25	25,511	25,511	—
Commercial	1	16,251	13,751	25
Installment	2	5	5	—

Total	51	$50,954	$48,263	$177

The following table presents the number of loans and the Company’s recorded investment in TDRs modified during the fiscal year ended September 30, 2012. Dollar amounts are expressed in thousands.

	Number of Loans	Recorded Investment Prior to Modification	Recorded Investment After Modification	Increase in ALLL or Charge-offs
Residential	8	$2,089	$2,054	$—
Residential held for sale	—	—	—	—
Commercial real estate	5	14,517	13,708	1,007
Construction & development	36	32,213	31,794	418
Commercial	1	3,000	1,500	—
Installment	—	—	—	—

Total	50	$51,819	$49,056	$1,425

Troubled Debt Restructurings Types of Modifications

The following table presents TDRs restructured during the fiscal year ended September 30, 2013 by type of modification. Dollar amounts are expressed in thousands.

	Extension Of Maturity	Interest Only Period	Combination of Terms Modified	Total Recorded Investment Prior to Modification
Residential	$6,719	—	997	7,716
Residential held for sale	—	—	—	—
Commercial real estate	—	—	1,471	1,471
Construction & development	25,488	—	23	25,511
Commercial	—	—	16,251	16,251
Installment	—	—	5	5

Total	$32,207	—	18,747	50,954

The following table presents TDRs restructured during the fiscal year ended September 30, 2012 by type of modification. Dollar amounts are expressed in thousands.

	Extension of Maturity	Interest Only Period	Combination of Terms Modified	Total Recorded Investment Prior to Modification
Residential	$155	—	1,934	2,089
Residential held for sale	—	—	—	—
Commercial real estate	—	2,578	11,939	14,517
Construction & development	32,213	—	—	32,213
Commercial	—	—	3,000	3,000
Installment	—	—	—	—

Total	$32,368	2,578	16,873	51,819

Recorded Investment and Number of Loans Considered Troubled Debt Restructurings Which Defaulted After Restructuring

The following table presents the Company’s recorded investment and number of loans considered TDRs at September 30 that defaulted during the fiscal year. Dollar amounts are expressed in thousands.

	2013		2012
	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Residential	24	$5,271	16	$3,993
Residential held for sale	—	—	—	—
Commercial real estate	3	2,802	4	11,438
Construction & development	—	—	5	2,586
Commercial	—	—	—	—
Installment	1	3	—	—

Total	28	$8,076	25	$18,017

Impaired Loans Including Troubled Debt Restructurings

The following table presents impaired loans, including troubled debt restructurings, as of September 30, 2013. Dollar amounts are expressed in thousands.

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	YTD Average Investment in Impaired Loans	Interest Income Recognized
Loans without a specific valuation allowance:
Residential	$17,063	20,053	—	17,317	900
Residential held for sale	—	—	—	—	—
Commercial real estate	9,199	16,925	—	9,576	985
Construction & development	22,138	25,377	—	28,436	1,803
Commercial	—	—	—	—	—
Installment	3	457	—	54	44

Loans with a specific valuation allowance:
Residential	$1,801	1,828	333	1,813	79
Residential held for sale	—	—	—	—	—
Commercial real estate	1,036	1,036	35	1,056	67
Construction & development	1,779	1,779	4	1,779	122
Commercial	11,250	11,250	25	12,709	897
Installment	—	—	—	—	—

Total:
Residential	$18,864	21,881	333	19,130	979
Residential held for sale	—	—	—	—	—
Commercial real estate	10,235	17,961	35	10,632	1,052
Construction & development	23,917	27,156	4	30,215	1,925
Commercial	11,250	11,250	25	12,709	897
Installment	3	457	—	54	44

The following table presents impaired loans, including troubled debt restructurings, as of September 30, 2012. Dollar amounts are expressed in thousands.

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	YTD Average Investment in Impaired Loans	Interest Income Recognized
Loans without a specific valuation allowance:
Residential	$16,849	19,394	—	18,252	776
Residential held for sale	—	—	—	—	—
Commercial real estate	21,574	30,652	—	24,961	1,796
Construction & development	40,633	45,873	—	46,820	2,658
Commercial	—	—	—	—	—
Installment	68	570	—	69	17

Loans with a specific valuation allowance:
Residential	$4,836	4,910	974	4,836	260
Residential held for sale	—	—	—	—	—
Commercial real estate	3,322	3,955	7	3,949	215
Construction & development	1,634	1,668	42	1,698	100
Commercial	—	—	—	—	—
Installment	—	—	—	—	—

Total:
Residential	$21,685	24,304	974	23,088	1,036
Residential held for sale	—	—	—	—	—
Commercial real estate	24,896	34,607	7	28,910	2,011
Construction & development	42,267	47,541	42	48,518	2,758
Commercial	—	—	—	—	—
Installment	68	570	—	69	17

The following table presents impaired loans, including troubled debt restructurings, as of September 30, 2011. Dollar amounts are expressed in thousands.

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	YTD Average Investment in Impaired Loans	Interest Income Recognized
Loans without a specific valuation allowance:
Residential	$5,035	5,088	—	5,006	181
Residential held for sale	—	—	—	—	—
Commercial real estate	5,703	5,732	—	5,816	445
Construction & development	31,072	31,074	—	29,786	1,520
Commercial	—	—	—	—	—
Installment	—	—	—	—	—

Loans with a specific valuation allowance:
Residential	$4,591	6,188	1,498	5,299	198
Residential held for sale	—	12	12	11	—
Commercial real estate	11,079	15,985	4,871	13,525	663
Construction & development	49,252	77,322	28,031	58,272	3,413
Commercial	4,675	8,790	4,038	6,063	91
Installment	62	704	640	216	40

Total:
Residential	$9,626	11,276	1,498	10,305	379
Residential held for sale	—	12	12	11	—
Commercial real estate	16,782	21,717	4,871	19,341	1,108
Construction & development	80,324	108,396	28,031	88,058	4,933
Commercial	4,675	8,790	4,038	6,063	91
Installment	62	704	640	216	40

Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio

The following table presents information as of September 30 about the location of real estate that secures loans in the Bank’s mortgage loan portfolio. The line item “Other” includes total investments in other states of less than $10 million each. Dollar amounts are expressed in thousands.

	2013
	Residential		Commercial real estate	Construction and development	Total
	1-4	5 or more
State	family	family
Missouri	$124,561	17,588	25,848	49,149	217,146
Kansas	42,670	437	13,239	41,473	97,819
Texas	26,979	4,035	36,964	—	67,978
Colorado	7,093	1,474	25,797	—	34,364
California	25,072	878	6,974	—	32,924
Florida	17,803	155	5,955	—	23,913
Indiana	1,915	—	20,343	—	22,258
Illinois	6,572	—	13,395	615	20,582
Arizona	12,524	—	4,188	—	16,712
North Carolina	7,843	—	7,788	—	15,631
Ohio	2,803	—	12,645	—	15,448
Washington	5,007	311	8,470	—	13,788
Virginia	7,916	—	3,885	—	11,801
Georgia	5,020	820	5,038	—	10,878
Other	79,164	3,801	48,613	214	131,792

	$372,942	29,499	239,142	91,451	733,034

	2012
	Residential		Commercial real estate	Construction and development	Total
	1-4	5 or more
State	Family	family
Missouri	$132,459	17,319	41,306	56,437	247,521
Kansas	41,320	457	15,278	46,573	103,628
Texas	21,519	5,583	41,555	—	68,657
Colorado	5,035	1,595	37,510	—	44,140
California	20,719	—	7,784	—	28,503
Florida	14,459	—	7,313	1,751	23,523
Illinois	5,069	—	11,956	3,180	20,205
Georgia	4,226	847	12,742	—	17,815
Arizona	10,242	—	4,377	2,777	17,396
North Carolina	6,967	—	9,965	—	16,932
Ohio	2,865	—	13,749	—	16,614
Indiana	2,001	—	14,397	—	16,398
Washington	5,463	—	9,007	—	14,470
Other	62,916	4,348	64,471	—	131,735

	$335,260	30,149	291,410	110,718	767,537

Schedule of Activity in Reserve Related to Representation and Warranties

The following table presents the activity in the reserve related to representations and warranties for the year ended September 30. Dollar amounts are expressed in thousands.

	2013	2012	2011
Balance at beginning of year	$5,267	3,535	2,157
Additions to reserve	1,433	2,022	2,754
Losses, settlements, and penalties incurred	(4,063)	(290)	(1,376)

Balance at end of year	$2,637	5,267	3,535